UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08817

Voya Equity Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

CT Corporation, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: May 31

Date of reporting period: February 28, 2018

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Large-Cap Growth Fund

Voya Large Cap Value Fund

Voya MidCap Opportunities Fund

Voya Multi-Manager Mid Cap Value Fund

Voya Real Estate Fund

Voya SmallCap Opportunities Fund

Voya SMID Cap Growth Fund

Voya U.S. High Dividend Low Volatility Fund

The schedules are not audited.

Voya Large-Cap Growth Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.6%
		Consumer Discretionary: 18.6%
20,785	(1)	Amazon.com, Inc.	$31,436,273	4.5
12,850	(1)	Autozone, Inc.	8,541,652	1.2
70,318	(1)	Burlington Stores, Inc.	8,623,800	1.3
344,133		Comcast Corp. – Class A	12,461,056	1.8
99,640	(1)	Dollar Tree, Inc.	10,227,050	1.5
35,640		Domino's Pizza, Inc.	7,926,692	1.1
85,858		Hasbro, Inc.	8,205,449	1.2
109,246		Home Depot, Inc.	19,912,268	2.9
110,517		Lowe's Cos, Inc.	9,901,218	1.4
83,414		Marriott International, Inc.	11,778,891	1.7
			129,014,349	18.6

		Consumer Staples: 6.1%
187,055		Church & Dwight Co., Inc.	9,201,235	1.3
119,374	(1)	Monster Beverage Corp.	7,564,730	1.1
141,568		PepsiCo, Inc.	15,534,257	2.2
170,189		Sysco Corp.	10,151,774	1.5
			42,451,996	6.1

		Energy: 0.9%
48,544	(1)	Diamondback Energy, Inc.	6,050,524	0.9

		Financials: 3.9%
53,100		Ameriprise Financial, Inc.	8,306,964	1.2
195,015		Progressive Corp.	11,228,964	1.6
40,510		S&P Global, Inc.	7,769,818	1.1
			27,305,746	3.9

		Health Care: 12.5%
25,369	(1)	Biogen, Inc.	7,331,387	1.1
441,602	(1)	Boston Scientific Corp.	12,038,071	1.7
111,804	(1)	Celgene Corp.	9,740,364	1.4
45,941		Gilead Sciences, Inc.	3,616,935	0.5
106,133		Johnson & Johnson	13,784,554	2.0
78,866		UnitedHealth Group, Inc.	17,836,335	2.6
57,757	(1)	Vertex Pharmaceuticals, Inc.	9,589,395	1.4
153,804		Zoetis, Inc.	12,436,591	1.8
			86,373,632	12.5

		Industrials: 13.2%
93,802		Ametek, Inc.	7,104,563	1.0
54,300		Boeing Co.	19,668,003	2.9
157,162		Delta Air Lines, Inc.	8,471,032	1.2
79,631		Ingersoll-Rand PLC - Class A	7,071,233	1.0
41,525		L3 Technologies, Inc.	8,618,514	1.3
55,497		Parker Hannifin Corp.	9,904,549	1.4
112,171		Union Pacific Corp.	14,610,273	2.1
186,037		Waste Management, Inc.	16,058,714	2.3
			91,506,881	13.2

		Information Technology: 39.2%
59,510	(1)	Adobe Systems, Inc.	12,445,326	1.8
16,755	(1)	Alphabet, Inc. - Class A	18,496,179	2.7
212,664		Apple, Inc.	37,879,712	5.5
91,418	(1)	Electronic Arts, Inc.	11,308,407	1.6
111,452	(1)	Facebook, Inc.	19,874,121	2.9
105,613		Fidelity National Information Services, Inc.	10,263,471	1.5
65,982	(1)	Fiserv, Inc.	9,461,159	1.4
77,278		Intuit, Inc.	12,894,607	1.8
40,424		Lam Research Corp.	7,755,749	1.1
81,725		Mastercard, Inc. - Class A	14,363,986	2.1
69,762		Microchip Technology, Inc.	6,203,935	0.9
498,861		Microsoft Corp.	46,778,196	6.7
186,428		NetApp, Inc.	11,288,215	1.6
139,960		Oracle Corp.	7,091,773	1.0
54,816	(1)	Palo Alto Networks, Inc.	9,503,450	1.4
136,619	(1)	Salesforce.com, Inc.	15,881,959	2.3
155,780		Texas Instruments, Inc.	16,878,763	2.4
41,257	(1)	Worldpay, Inc.	3,353,369	0.5
			271,722,377	39.2

		Materials: 3.0%
132,850	(1)	Berry Plastics Group, Inc.	7,227,040	1.0
137,796	(1)	Crown Holdings, Inc.	6,867,753	1.0
56,720		Packaging Corp. of America	6,761,024	1.0
			20,855,817	3.0

		Real Estate: 2.2%
68,618		American Tower Corp.	9,560,546	1.4
15,170		Equinix, Inc.	5,948,157	0.8
			15,508,703	2.2

	Total Common Stock
	(Cost $527,231,848)		690,790,025	99.6

SHORT-TERM INVESTMENTS: 0.6%
		Mutual Funds: 0.6%
4,502,000	(2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.290%
		(Cost $4,502,000)	4,502,000	0.6

	Total Short-Term Investments
	(Cost $4,502,000)		4,502,000	0.6

	Total Investments in Securities (Cost $531,733,848)		$695,292,025	100.2
	Liabilities in Excess of Other Assets		(1,541,550)	(0.2)
	Net Assets		$693,750,475	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of February 28, 2018.

Voya Large-Cap Growth Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2018
Asset Table
Investments, at fair value
Common Stock*	$690,790,025	$–	$–	$690,790,025
Short-Term Investments	4,502,000	–	–	4,502,000
Total Investments, at fair value	$695,292,025	$–	$–	$695,292,025

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At February 28, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $533,862,655.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$170,904,504
Gross Unrealized Depreciation	(9,475,134)

Net Unrealized Appreciation	$161,429,370

Voya Large Cap Value Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.9%
	Consumer Discretionary: 6.4%
127,691	CBS Corp. - Class B	$6,763,792	0.7
257,116	Gap, Inc.	8,119,723	0.9
142,518	Lowe's Cos, Inc.	12,768,188	1.4
127,509	Ralph Lauren Corp.	13,495,553	1.4
204,934	Tapestry, Inc.	10,433,190	1.1
39,961	Vail Resorts, Inc.	8,226,771	0.9
		59,807,217	6.4

	Consumer Staples: 8.6%
320,624	Coca-Cola Co.	13,857,369	1.5
200,398	Philip Morris International, Inc.	20,751,213	2.2
291,354	Procter & Gamble Co.	22,877,116	2.4
259,002	Walmart, Inc.	23,312,770	2.5
		80,798,468	8.6

	Energy: 10.3%
164,529	Anadarko Petroleum Corp.	9,384,734	1.0
236,025	Canadian Natural Resources Ltd.	7,425,347	0.8
106,787	EOG Resources, Inc.	10,830,338	1.2
362,033	Exxon Mobil Corp.	27,420,379	2.9
317,734	Halliburton Co.	14,749,212	1.6
218,484	Occidental Petroleum Corp.	14,332,550	1.5
190,871	Royal Dutch Shell PLC - Class A ADR	12,076,408	1.3
		96,218,968	10.3

	Financials: 27.3%
220,702	Allstate Corp.	20,361,967	2.2
57,202	Ameriprise Financial, Inc.	8,948,681	1.0
167,354	Comerica, Inc.	16,270,156	1.7
213,997	Discover Financial Services	16,869,383	1.8
386,010	Hartford Financial Services Group, Inc.	20,400,628	2.2
308,851	Intercontinental Exchange, Inc.	22,570,831	2.4
429,210	JPMorgan Chase & Co.	49,573,755	5.3
1,163,507	Keycorp	24,584,903	2.6
368,719	Lazard Ltd.	19,899,764	2.1
379,460	Morgan Stanley	21,257,349	2.3
52,173	MSCI, Inc. - Class A	7,383,523	0.8
71,262	PNC Financial Services Group, Inc.	11,235,167	1.2
290,982	Zions Bancorp.	15,995,281	1.7
		255,351,388	27.3

	Health Care: 13.2%
381,585	AstraZeneca PLC ADR	12,664,806	1.3
175,558	Baxter International, Inc.	11,901,077	1.3
191,564	Gilead Sciences, Inc.	15,081,834	1.6
281,198	Johnson & Johnson	36,521,996	3.9
953,082	Pfizer, Inc.	34,606,407	3.7
56,072	UnitedHealth Group, Inc.	12,681,244	1.4
		123,457,364	13.2

	Industrials: 8.2%
78,462	Deere & Co.	12,622,182	1.3
89,833	General Dynamics Corp.	19,983,351	2.1
94,833	Hubbell, Inc.	12,427,865	1.3
75,226	L3 Technologies, Inc.	15,613,156	1.7
205,210	Timken Co.	8,988,198	1.0
52,867	(1) WABCO Holdings, Inc.	7,294,060	0.8
		76,928,812	8.2

	Information Technology: 9.2%
34,777	Broadcom Ltd.	8,571,140	0.9
622,193	Cisco Systems, Inc.	27,861,803	3.0
81,352	Microchip Technology, Inc.	7,234,633	0.8
120,652	Microsoft Corp.	11,313,538	1.2
171,553	NetApp, Inc.	10,387,534	1.1
403,418	Oracle Corp.	20,441,190	2.2
		85,809,838	9.2

	Materials: 2.9%
290,654	DowDuPont, Inc.	20,432,976	2.2
97,981	Nucor Corp.	6,407,958	0.7
		26,840,934	2.9

	Real Estate: 3.9%
86,771	Crown Castle International Corp.	9,550,016	1.0
311,657	Gaming and Leisure Properties, Inc.	10,365,712	1.1
184,843	Highwoods Properties, Inc.	7,950,098	0.8
105,377	Mid-America Apartment Communities, Inc.	9,043,454	1.0
		36,909,280	3.9

	Telecommunication Services: 2.3%
455,835	Verizon Communications, Inc.	21,761,563	2.3

	Utilities: 5.6%
260,514	Ameren Corp.	14,145,910	1.5
501,294	Exelon Corp.	18,567,930	2.0
131,397	NextEra Energy, Inc.	19,992,053	2.1
		52,705,893	5.6

	Total Common Stock
	(Cost $773,792,446)	916,589,725	97.9

SHORT-TERM INVESTMENTS: 0.9%
	Mutual Funds: 0.9%
8,317,000	(2) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.290%
	(Cost $8,317,000)	8,317,000	0.9

	Total Short-Term Investments
	(Cost $8,317,000)	8,317,000	0.9

	Total Investments in Securities (Cost $782,109,446)	$924,906,725	98.8
	Assets in Excess of Other Liabilities	11,674,307	1.2
	Net Assets	$936,581,032	100.0

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of February 28, 2018.

Voya Large Cap Value Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2018
Asset Table
Investments, at fair value
Common Stock*	$916,589,725	$–	$–	$916,589,725
Short-Term Investments	8,317,000	–	–	8,317,000
Total Investments, at fair value	$924,906,725	$–	$–	$924,906,725

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At February 28, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $783,893,524.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$160,934,019
Gross Unrealized Depreciation	(19,916,144)

Net Unrealized Appreciation	$141,017,875

Voya MidCap Opportunities Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.7%
		Consumer Discretionary: 16.8%
340,326		Aramark	$14,194,997	1.0
32,580	(1)	Autozone, Inc.	21,656,578	1.5
363,809		Brunswick Corp.	20,809,875	1.5
202,919	(1)	Burlington Stores, Inc.	24,885,986	1.8
298,057	(1)	Dollar Tree, Inc.	30,592,570	2.2
115,757		Domino's Pizza, Inc.	25,745,514	1.8
220,793		Hasbro, Inc.	21,101,187	1.5
341,464		Hilton Worldwide Holdings, Inc.	27,586,877	2.0
353,474	(1)	Live Nation Entertainment, Inc.	15,835,635	1.1
688,451	(1)	Michaels Cos, Inc.	15,841,258	1.1
73,343	(1)	O'Reilly Automotive, Inc.	17,909,627	1.3
			236,160,104	16.8

		Consumer Staples: 4.2%
564,079		Church & Dwight Co., Inc.	27,747,046	1.9
160,302	(1)	Monster Beverage Corp.	10,158,338	0.7
82,409		National Beverage Corp.	8,071,137	0.6
231,720		Sysco Corp.	13,822,098	1.0
			59,798,619	4.2

		Energy: 2.3%
163,282	(1)	Diamondback Energy, Inc.	20,351,468	1.5
229,541		EQT Corp.	11,548,208	0.8
			31,899,676	2.3

		Financials: 7.3%
190,762		Ameriprise Financial, Inc.	29,842,807	2.1
309,920		Citizens Financial Group, Inc.	13,478,421	1.0
709,919		Progressive Corp.	40,877,136	2.9
251,920		SEI Investments Co.	18,347,334	1.3
			102,545,698	7.3

		Health Care: 14.7%
301,205		Agilent Technologies, Inc.	20,659,651	1.5
95,679	(1)	Align Technology, Inc.	25,117,651	1.8
182,840	(1)	BioMarin Pharmaceutical, Inc.	14,841,123	1.0
205,622	(1)	Centene Corp.	20,854,183	1.5
16,797		Cooper Cos., Inc.	3,872,044	0.3
130,682	(1)	Edwards Lifesciences Corp.	17,468,263	1.2
157,210	(1)	Exact Sciences Corp.	7,013,138	0.5
684,041	(1)	Exelixis, Inc.	17,648,258	1.2
10,870	(1)	Mettler Toledo International, Inc.	6,698,311	0.5
85,700	(1)	PRA Health Sciences, Inc.	7,198,800	0.5
73,264	(1)	Veeva Systems, Inc.	5,106,501	0.4
102,582	(1)	Waters Corp.	20,992,381	1.5
490,987		Zoetis, Inc.	39,701,209	2.8
			207,171,513	14.7

		Industrials: 16.8%
375,331		American Airlines Group, Inc.	20,361,707	1.5
310,462		Ametek, Inc.	23,514,392	1.7
244,233		Ingersoll-Rand PLC - Class A	21,687,890	1.5
98,576		L3 Technologies, Inc.	20,459,449	1.5
521,573		Masco Corp.	21,447,082	1.5
237,276		Owens Corning, Inc.	19,290,539	1.4
181,399		Parker Hannifin Corp.	32,374,279	2.3
630,744	(1)	Quanta Services, Inc.	21,722,823	1.5
73,533		Stanley Black & Decker, Inc.	11,705,718	0.8
326,319		Waste Connections, Inc.	23,096,859	1.6
213,297	(1)	XPO Logistics, Inc.	20,994,824	1.5
			236,655,562	16.8

		Information Technology: 28.8%
106,820		Broadridge Financial Solutions, Inc. ADR	10,722,592	0.8
325,510		Fidelity National Information Services, Inc.	31,633,062	2.2
223,074	(1)	Fiserv, Inc.	31,986,581	2.3
340,054		Flir Systems, Inc.	16,696,651	1.2
555,534	(1)	Fortinet, Inc.	28,037,801	2.0
168,702		Lam Research Corp.	32,367,166	2.3
193,811		LogMeIn, Inc.	22,394,861	1.6
350,937		Microchip Technology, Inc.	31,208,827	2.2
298,659	(1)	Microsemi Corp.	19,382,969	1.4
195,208		Motorola Solutions, Inc.	20,721,329	1.5
440,989		NetApp, Inc.	26,701,884	1.9
156,788	(1)	Palo Alto Networks, Inc.	27,182,335	1.9
264,937		Paychex, Inc.	17,255,347	1.2
113,194	(1)	Red Hat, Inc.	16,684,796	1.2
493,396		SS&C Technologies Holdings, Inc.	24,432,970	1.7
110,923	(1)	VMware, Inc.	14,614,105	1.0
417,992	(1)	Worldpay, Inc.	33,974,390	2.4
			405,997,666	28.8

		Materials: 6.1%
380,245	(1)	Berry Plastics Group, Inc.	20,685,328	1.5
353,776	(1)	Crown Holdings, Inc.	17,632,196	1.2
637,116		Huntsman Corp.	20,559,734	1.5
221,921		Packaging Corp. of America	26,452,983	1.9
			85,330,241	6.1

		Real Estate: 2.7%
260,407		Equity Lifestyle Properties, Inc.	22,033,036	1.6
104,188	(1)	SBA Communications Corp.	16,385,647	1.1
			38,418,683	2.7

	Total Common Stock
	(Cost $1,200,700,587)		1,403,977,762	99.7

Voya MidCap Opportunities Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.8%
	Mutual Funds: 0.8%
11,720,000	(2) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.290%
	(Cost $11,720,000)	$11,720,000	0.8

	Total Short-Term Investments
	(Cost $11,720,000)	11,720,000	0.8

	Total Investments in Securities (Cost $1,212,420,587)	$1,415,697,762	100.5
	Liabilities in Excess of Other Assets	(6,554,306)	(0.5)
	Net Assets	$1,409,143,456	100.0

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of February 28, 2018.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2018
Asset Table
Investments, at fair value
Common Stock*	$1,403,977,762	$–	$–	$1,403,977,762
Short-Term Investments	11,720,000	–	–	11,720,000
Total Investments, at fair value	$1,415,697,762	$–	$–	$1,415,697,762

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At February 28, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $1,215,178,202.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$218,362,166
Gross Unrealized Depreciation	(17,842,606)

Net Unrealized Appreciation	$200,519,560

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.2%
		Consumer Discretionary: 11.3%
7,700	(1)	AMC Networks, Inc.	$404,789	0.2
18,200	(1)	American Axle & Manufacturing Holdings, Inc.	268,632	0.1
18,500	(1),(2)	American Outdoor Brands Corp.	166,500	0.1
12,600		Bed Bath & Beyond, Inc.	270,144	0.1
5,100		Best Buy Co., Inc.	369,444	0.2
13,400		Brinker International, Inc.	461,362	0.2
7,121		Camping World Holdings, Inc.	297,658	0.1
19,039		Carter's, Inc.	2,221,470	1.0
13,300		Cooper Tire & Rubber Co.	416,955	0.2
8,691	(1)	Dave & Buster's Entertainment, Inc.	389,096	0.2
5,800	(2)	Dillard's, Inc.	472,990	0.2
10,212		D.R. Horton, Inc.	427,883	0.2
9,400		Foot Locker, Inc.	431,554	0.2
15,400	(2)	GameStop Corp.	241,626	0.1
20,800		Gap, Inc.	656,864	0.3
56,998		GKN PLC	343,210	0.2
68,748		Goodyear Tire & Rubber Co.	1,989,567	0.9
16,400		Kohl's Corp.	1,083,876	0.5
6,200		Lear Corp.	1,156,734	0.5
7,213		Lennar Corp. - Class A	408,112	0.2
24,400		Macy's, Inc.	717,604	0.3
8,000	(1)	Meritage Homes Corp.	339,200	0.1
10,626	(1)	Mohawk Industries, Inc.	2,548,965	1.1
13,400		Movado Group, Inc.	415,400	0.2
5,500	(1)	Murphy USA, Inc.	413,105	0.2
10,573	(1)	Norwegian Cruise Line Holdings Ltd.	601,604	0.3
61,100		Office Depot, Inc.	160,693	0.1
18,091		PVH Corp.	2,610,169	1.2
36,109		Ross Stores, Inc.	2,819,752	1.2
21,307		TEGNA, Inc.	274,008	0.1
12,004		Toll Brothers, Inc.	526,135	0.2
12,400		Viacom, Inc. - Class B	413,416	0.2
5,200		Whirlpool Corp.	844,636	0.4
			25,163,153	11.3

		Consumer Staples: 3.0%
5,046		Ingredion, Inc.	659,209	0.3
5,600		JM Smucker Co.	707,280	0.3
25,800		Kroger Co.	699,696	0.3
21,900	(1)	Pilgrim's Pride Corp.	551,880	0.2
13,194	(1)	Post Holdings, Inc.	999,841	0.5
6,300	(2)	Sanderson Farms, Inc.	775,845	0.4
15,100		SpartanNash Co.	253,227	0.1
9,600	(1)	SUPERVALU, Inc.	136,608	0.1
16,400		Tyson Foods, Inc.	1,219,832	0.5
23,007	(1)	US Foods Holding Corp.	768,204	0.3
			6,771,622	3.0

		Energy: 5.2%
2,400		Andeavor	215,088	0.1
16,616		Delek US Holdings, Inc.	566,938	0.3
5,700	(1),(2)	Diamond Offshore Drilling	82,650	0.0
22,584	(1)	Diamondback Energy, Inc.	2,814,870	1.3
10,509	(1)	Energen Corp.	574,947	0.3
46,190	(1)	Laredo Petroleum, Inc.	387,534	0.2
5,000		Marathon Petroleum Corp.	320,300	0.1
72,000	(1)	McDermott International, Inc.	525,600	0.2
7,400		Murphy Oil Corp.	187,590	0.1
9,200		National Oilwell Varco, Inc.	322,828	0.1
52,359	(1)	Newfield Exploration Co.	1,221,536	0.5
10,500		Oceaneering International, Inc.	192,990	0.1
19,200		PBF Energy, Inc.	562,752	0.2
11,523		Pioneer Natural Resources Co.	1,961,560	0.9
21,800	(1)	SRC Energy, Inc.	193,366	0.1
16,700		Valero Energy Corp.	1,510,014	0.7
			11,640,563	5.2

		Financials: 21.3%
8,300		Allstate Corp.	765,758	0.3
8,100		Ameriprise Financial, Inc.	1,267,164	0.6
15,800	(2)	Amtrust Financial Services, Inc.	189,126	0.1
80,500		Annaly Capital Management, Inc.	807,415	0.4
8,411		Assurant, Inc.	718,888	0.3
12,300		Assured Guaranty Ltd.	425,334	0.2
4,800		Axis Capital Holdings Ltd.	236,832	0.1
19,723		BancorpSouth Bank	621,274	0.3
16,194		Bank of the Ozarks, Inc.	807,919	0.4
35,537		BankUnited, Inc.	1,429,298	0.6
11,700		BB&T Corp.	635,895	0.3
32,473		CIT Group, Inc.	1,722,693	0.8
50,466		CNO Financial Group, Inc.	1,137,504	0.5
19,563		Comerica, Inc.	1,901,915	0.9
12,100		Discover Financial Services	953,843	0.4
36,666		East West Bancorp, Inc.	2,403,456	1.1
4,600		Everest Re Group Ltd.	1,105,104	0.5
36,400		Fifth Third Bancorp	1,203,020	0.5
22,512		First Republic Bank	2,089,114	0.9
40,082		FNB Corp.	561,950	0.2
38,068		FNF Group	1,520,055	0.7
49,300	(1)	Genworth Financial, Inc.	134,096	0.1
5,599		Hanover Insurance Group, Inc.	604,188	0.3
23,400		Hartford Financial Services Group, Inc.	1,236,690	0.6
13,369		Iberiabank Corp.	1,080,215	0.5
53,954		Jardine Lloyd Thompson Group PLC	981,968	0.4
31,100		Keycorp	657,143	0.3

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
83,131		Lancashire Holdings Ltd.	$640,904	0.3
19,600		Lincoln National Corp.	1,492,932	0.7
18,652		MB Financial, Inc.	764,919	0.3
30,000	(1)	MGIC Investment Corp.	413,700	0.2
25,100		MTGE Investment Corp.	426,700	0.2
34,100		Navient Corp.	441,936	0.2
45,200		Prospect Capital Corp.	300,128	0.1
75,500		Regions Financial Corp.	1,465,455	0.7
12,075		Reinsurance Group of America, Inc.	1,857,014	0.8
38,274		SEI Investments Co.	2,787,495	1.2
9,769		South State Corp.	846,972	0.4
14,100		Starwood Property Trust, Inc.	285,525	0.1
40,616		Sterling Bancorp, Inc./DE	944,322	0.4
13,300		SunTrust Banks, Inc.	928,872	0.4
36,833		Unum Group	1,877,010	0.8
5,800		Validus Holdings Ltd.	392,312	0.2
14,866	(1)	Western Alliance Bancorp.	869,066	0.4
6,000	(1)	World Acceptance Corp.	645,120	0.3
47,290		XL Group Ltd.	2,000,840	0.9
17,333		Zions Bancorp.	952,795	0.4
			47,531,874	21.3

		Health Care: 7.0%
27,716	(1)	Acadia Healthcare Co., Inc.	1,055,979	0.5
37,286		Agilent Technologies, Inc.	2,557,447	1.1
13,537		Becton Dickinson & Co.	3,005,485	1.3
50,641	(1)	Brookdale Senior Living, Inc.	330,686	0.1
6,900		Cardinal Health, Inc.	477,549	0.2
2,000		Cigna Corp.	391,780	0.2
21,050	(1)	Envision Healthcare Corp.	810,425	0.4
5,885	(1)	FivePrime Therapeutics, Inc.	125,115	0.1
9,300		HCA Healthcare, Inc.	923,025	0.4
4,000	(1)	Jazz Pharmaceuticals PLC	579,200	0.3
14,704	(1)	Laboratory Corp. of America Holdings	2,539,381	1.1
6,500	(1),(2)	Lannett Co., Inc.	104,000	0.0
7,800	(1)	LifePoint Health, Inc.	359,580	0.2
5,600	(1)	Magellan Health, Inc.	565,040	0.3
11,200	(1)	Mylan NV	451,584	0.2
9,600		Owens & Minor, Inc.	157,536	0.1
12,894		STERIS PLC	1,177,222	0.5
			15,611,034	7.0

		Industrials: 17.4%
61,100		ACCO Brands Corp.	772,915	0.4
13,600		Aircastle Ltd.	264,928	0.1
9,000		American Airlines Group, Inc.	488,250	0.2
38,200		Atento SA	364,810	0.2
11,982		Carlisle Cos., Inc.	1,233,068	0.6
17,052	(1)	Clean Harbors, Inc.	851,406	0.4
71,649	(2)	Covanta Holding Corp.	1,071,152	0.5
5,300		Cummins, Inc.	891,301	0.4
6,092		Dun & Bradstreet Corp.	761,744	0.3
26,189		EMCOR Group, Inc.	1,998,483	0.9
13,858	(1)	Genesee & Wyoming, Inc.	963,547	0.4
14,186		Granite Construction, Inc.	824,207	0.4
8,642		Harris Corp.	1,349,448	0.6
11,800		Hawaiian Holdings, Inc.	424,800	0.2
44,081		Hexcel Corp.	2,965,770	1.3
8,935		Hubbell, Inc.	1,170,932	0.5
700		Huntington Ingalls Industries, Inc.	183,407	0.1
15,727		IDEX Corp.	2,151,454	1.0
41,770		Jacobs Engineering Group, Inc.	2,550,476	1.2
30,776	(1)	JELD-WEN Holding, Inc.	958,980	0.4
40,498	(1)	JetBlue Airways Corp.	852,483	0.4
32,860		Knight-Swift Transportation Holdings, Inc.	1,582,538	0.7
3,912		LSC Communications, Inc.	56,959	0.0
49,957	(1)	Milacron Holdings Corp.	1,070,578	0.5
9,992	(1)	Moog, Inc.	837,629	0.4
5,800		Owens Corning, Inc.	471,540	0.2
5,114		Roper Technologies, Inc.	1,406,810	0.6
10,433		RR Donnelley & Sons Co.	78,665	0.0
76,223		Sanwa Holdings Corp.	1,057,149	0.5
12,045		Schneider National, Inc.	311,484	0.1
15,982	(1)	Sensata Technologies Holdings N.V.	844,808	0.4
15,060		Snap-On, Inc.	2,397,853	1.1
13,200		Spirit Aerosystems Holdings, Inc.	1,205,028	0.5
12,300		Trinity Industries, Inc.	401,472	0.2
9,800		Triumph Group, Inc.	273,910	0.1
14,300	(1)	United Continental Holdings, Inc.	969,397	0.4
3,100	(1)	United Rentals, Inc.	542,779	0.2
27,300		Wabash National Corp.	596,505	0.3
6,866	(2)	Wabtec Corp.	558,480	0.3
29,600	(1)	Wesco Aircraft Holdings, Inc.	264,920	0.1
11,423	(1)	Wesco International, Inc.	711,082	0.3
			38,733,147	17.4

		Information Technology: 11.7%
21,888	(1)	Acacia Communications, Inc.	847,066	0.4
40,900	(1)	Amkor Technology, Inc.	411,045	0.2
22,539	(1)	Arrow Electronics, Inc.	1,838,732	0.8
15,812	(1)	Axcelis Technologies, Inc.	386,603	0.2
11,672	(1)	Black Knight, Inc.	556,171	0.3
20,107		Booz Allen Hamilton Holding Corp.	762,658	0.3

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
14,100		Convergys Corp.	$327,261	0.2
21,800		Corning, Inc.	633,944	0.3
29,965	(1)	Euronet Worldwide, Inc.	2,543,130	1.1
33,600	(1)	Flex Ltd.	608,160	0.3
66,177		Genpact Ltd.	2,075,972	0.9
15,191	(1)	Ichor Holdings Ltd.	392,535	0.2
20,200		Juniper Networks, Inc.	518,332	0.2
85,510	(1)	Keysight Technologies, Inc.	4,019,825	1.8
17,600	(1)	Kulicke & Soffa Industries, Inc.	410,080	0.2
3,900		Lam Research Corp.	748,254	0.3
22,783	(1)	Microsemi Corp.	1,478,617	0.7
19,400	(1)	ON Semiconductor Corp.	464,048	0.2
23,900	(1)	Sanmina Corp.	658,445	0.3
17,300		Seagate Technology	923,820	0.4
15,277		Silicon Motion Technology Corp. ADR	716,033	0.3
4,700		Skyworks Solutions, Inc.	513,475	0.2
4,000		TE Connectivity Ltd.	412,360	0.2
15,814		Teradyne, Inc.	717,956	0.3
6,942	(1)	VeriSign, Inc.	805,411	0.4
14,500		Western Digital Corp.	1,262,080	0.6
31,525		Xerox Corp.	955,838	0.4
			25,987,851	11.7

		Materials: 7.4%
19,858		Albemarle Corp.	1,994,339	0.9
14,569	(1)	Alcoa Corp.	655,168	0.3
21,439		Cabot Corp.	1,290,199	0.6
22,593		Celanese Corp.	2,278,730	1.0
10,552		Commercial Metals Co.	256,414	0.1
6,608	(1)	Crown Holdings, Inc.	329,343	0.2
19,200		Domtar Corp.	859,392	0.4
13,500		Eastman Chemical Co.	1,364,580	0.6
39,400		Huntsman Corp.	1,271,438	0.6
15,948		Olin Corp.	518,310	0.2
29,200	(1)	Owens-Illinois, Inc.	629,552	0.3
43,562		Reliance Steel & Aluminum Co.	3,927,985	1.8
7,300		Schweitzer-Mauduit International, Inc.	286,233	0.1
6,924		Westlake Chemical Corp.	749,592	0.3
			16,411,275	7.4

		Real Estate: 9.5%
9,730		Alexandria Real Estate Equities, Inc.	1,180,346	0.5
9,594		American Assets Trust, Inc.	304,322	0.1
49,900		Ashford Hospitality Trust, Inc.	274,949	0.1
28,400		Brixmor Property Group, Inc.	441,336	0.2
77,180	(2)	CBL & Associates Properties, Inc.	357,344	0.2
72,930	(1)	CBRE Group, Inc.	3,409,478	1.5
29,618		Corporate Office Properties Trust SBI MD	739,265	0.3
43,000		DDR Corp.	335,400	0.2
6,101		Equity Lifestyle Properties, Inc.	516,206	0.2
5,601		Extra Space Storage, Inc.	476,365	0.2
14,027		Forest City Realty Trust, Inc.	298,354	0.1
32,300		Franklin Street Properties Corp.	261,307	0.1
8,600		Getty Realty Corp.	202,960	0.1
19,600		Government Properties Income Trust	268,912	0.1
22,400		Hospitality Properties Trust	569,856	0.3
107,436		Host Hotels & Resorts, Inc.	1,994,012	0.9
55,400		Lexington Realty Trust	440,984	0.2
6,265		Life Storage, Inc.	492,178	0.2
57,200		Medical Properties Trust, Inc.	701,272	0.3
26,827		Mid-America Apartment Communities, Inc.	2,302,293	1.0
18,000	(2)	Omega Healthcare Investors, Inc.	458,640	0.2
46,000		Piedmont Office Realty Trust, Inc.	826,160	0.4
26,800		Preferred Apartment Communities, Inc.	373,324	0.2
8,896		PS Business Parks, Inc.	986,211	0.4
32,800		Senior Housing Properties Trust	496,592	0.2
51,504		STORE Capital Corp.	1,227,855	0.6
30,400		Summit Hotel Properties, Inc.	400,368	0.2
20,800		Tier REIT, Inc.	386,464	0.2
47,900		VEREIT, Inc.	328,115	0.2
12,900		Xenia Hotels & Resorts, Inc.	253,743	0.1
			21,304,611	9.5

		Telecommunication Services: 0.4%
14,508		Millicom International Cellular S.A.	965,052	0.4

		Utilities: 4.0%
27,944		Alliant Energy Corp.	1,080,036	0.5
3,600		Edison International	218,124	0.1
16,000		Entergy Corp.	1,213,120	0.5
35,400		Exelon Corp.	1,311,216	0.6
45,500		FirstEnergy Corp.	1,471,015	0.6
20,887		Great Plains Energy, Inc.	608,856	0.3
27,700		Public Service Enterprise Group, Inc.	1,341,511	0.6
40,012		UGI Corp.	1,724,117	0.8
			8,967,995	4.0

	Total Common Stock
	(Cost $186,022,087)		219,088,177	98.2

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.5%
	Securities Lending Collateral(3): 1.9%
1,022,502	Cantor Fitzgerald Securities, Repurchase Agreement dated 02/28/18, 1.37%, due 03/01/18 (Repurchase Amount $1,022,540, collateralized by various U.S. Government\U.S. Government Agency Obligations, 1.000%-8.500%, Market Value plus accrued interest $1,042,952, due 03/25/18-01/15/57)	$1,022,502	0.5
215,117	Citibank N.A., Repurchase Agreement dated 02/28/18, 1.35%, due 03/01/18 (Repurchase Amount $215,125, collateralized by various U.S. Government Securities, 0.000%-8.875%, Market Value plus accrued interest $219,419, due 03/29/18-09/09/49)	215,117	0.1
1,022,502	Credit Suisse AG (New York), Repurchase Agreement dated 02/28/18, 1.36%, due 03/01/18 (Repurchase Amount $1,022,540, collateralized by various U.S. Government Securities, 0.125%-6.250%, Market Value plus accrued interest $1,042,952, due 03/31/18-05/15/47)	1,022,502	0.4
1,022,502	Daiwa Capital Markets, Repurchase Agreement dated 02/28/18, 1.37%, due 03/01/18 (Repurchase Amount $1,022,540, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,042,919, due 03/01/18-12/01/51)	1,022,502	0.5
1,022,502	RBC Dominion Securities Inc., Repurchase Agreement dated 02/28/18, 1.35%, due 03/01/18 (Repurchase Amount $1,022,540, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $1,042,952, due 07/01/37-09/09/49)	1,022,502	0.4
		4,305,125	1.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.6%
3,464,331	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.290%
	(Cost $3,464,331)	3,464,331	1.6

	Total Short-Term Investments
	(Cost $7,769,456)	7,769,456	3.5

	Total Investments in Securities (Cost $193,791,543)	$226,857,633	101.7
	Liabilities in Excess of Other Assets	(3,860,303)	(1.7)
	Net Assets	$222,997,330	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of February 28, 2018.

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2018
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$24,819,943	$343,210	$–	$25,163,153
Consumer Staples	6,771,622	–	–	6,771,622
Energy	11,640,563	–	–	11,640,563
Financials	47,531,874	–	–	47,531,874
Health Care	15,611,034	–	–	15,611,034
Industrials	37,675,998	1,057,149	–	38,733,147
Information Technology	25,987,851	–	–	25,987,851
Materials	16,411,275	–	–	16,411,275
Real Estate	21,304,611	–	–	21,304,611
Telecommunication Services	–	965,052	–	965,052
Utilities	8,967,995	–	–	8,967,995
Total Common Stock	216,722,766	2,365,411	–	219,088,177
Short-Term Investments	3,464,331	4,305,125	–	7,769,456
Total Investments, at fair value	$220,187,097	$6,670,536	$–	$226,857,633

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At February 28, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $194,604,462.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$45,367,642
Gross Unrealized Depreciation	(13,114,760)

Net Unrealized Appreciation	$32,252,882

Voya Real Estate Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 100.0%
	Diversified REITs: 5.7%
513,818	Forest City Realty Trust, Inc.	$10,928,909	1.8
346,933	Gramercy Property Trust	7,511,099	1.2
362,172	Spirit Realty Capital, Inc.	2,824,942	0.5
394,569	STORE Capital Corp.	9,406,525	1.6
558,164	VEREIT, Inc.	3,823,423	0.6
		34,494,898	5.7

	Health Care REITs: 5.4%
303,576	Healthcare Realty Trust, Inc.	8,059,943	1.3
510,344	Healthcare Trust of America, Inc.	12,682,048	2.1
378,356	Physicians Realty Trust	5,436,976	0.9
85,067	Ventas, Inc.	4,110,437	0.7
50,263	Welltower, Inc.	2,638,808	0.4
		32,928,212	5.4

	Hotel & Resort REITs: 5.1%
696,405	Host Hotels & Resorts, Inc.	12,925,277	2.1
223,224	MGM Growth Properties LLC	5,859,630	1.0
152,420	Park Hotels & Resorts, Inc.	3,961,396	0.7
167,824	RLJ Lodging Trust	3,324,593	0.5
254,631	Xenia Hotels & Resorts, Inc.	5,008,592	0.8
		31,079,488	5.1

	Hotels, Resorts & Cruise Lines: 2.6%
59,862	Hilton Worldwide Holdings, Inc.	4,836,251	0.8
57,727	(1) Hyatt Hotels Corp.	4,460,565	0.8
44,242	Marriott International, Inc.	6,247,413	1.0
		15,544,229	2.6

	Industrial REITs: 8.8%
69,282	(1) Americold Realty Trust	1,247,076	0.2
186,125	DCT Industrial Trust, Inc.	10,302,018	1.7
683,957	ProLogis, Inc.	41,502,511	6.9
		53,051,605	8.8

	Office REITs: 16.1%
227,373	Alexandria Real Estate Equities, Inc.	27,582,619	4.5
64,944	Boston Properties, Inc.	7,719,893	1.3
423,955	Brandywine Realty Trust	6,639,135	1.1
307,158	Columbia Property Trust, Inc.	6,398,101	1.1
315,831	Douglas Emmett, Inc.	11,290,958	1.9
124,222	Hudson Pacific Properties, Inc.	3,921,689	0.6
70,936	Kilroy Realty Corp.	4,830,742	0.8
278,863	Paramount Group, Inc.	3,890,139	0.6
160,046	SL Green Realty Corp.	15,511,658	2.6
149,038	Vornado Realty Trust	9,906,556	1.6
		97,691,490	16.1

	Residential REITs: 14.0%
110,777	AvalonBay Communities, Inc.	17,283,428	2.9
371,341	Equity Residential	20,880,504	3.4
69,332	Essex Property Trust, Inc.	15,518,582	2.6
751,912	Invitation Homes, Inc.	16,354,086	2.7
164,354	Sun Communities, Inc.	14,390,836	2.4
		84,427,436	14.0

	Retail REITs: 21.8%
796,260	Brixmor Property Group, Inc.	12,373,880	2.0
31,110	Federal Realty Investment Trust	3,544,673	0.6
1,123,575	GGP, Inc.	23,786,083	3.9
221,697	Kite Realty Group Trust	3,356,493	0.6
198,134	Macerich Co.	11,678,018	1.9
370,284	Regency Centers Corp.	21,517,203	3.6
261,184	Retail Opportunity Investments Corp.	4,481,918	0.7
281,126	Simon Property Group, Inc.	43,155,652	7.1
79,497	Tanger Factory Outlet Centers, Inc.	1,774,373	0.3
108,184	Taubman Centers, Inc.	6,324,437	1.1
		131,992,730	21.8

	Specialized REITs: 20.5%
48,208	Crown Castle International Corp.	5,305,773	0.9
420,136	CubeSmart	11,263,846	1.9
239,799	CyrusOne, Inc.	11,965,970	2.0
108,832	Equinix, Inc.	42,673,027	7.0
285,822	Extra Space Storage, Inc.	24,309,161	4.0
147,110	Four Corners Property Trust, Inc.	3,230,536	0.5
205,587	Geo Group, Inc./The	4,379,003	0.7
483,194	Iron Mountain, Inc.	15,201,283	2.5
299,484	(1) VICI Properties, Inc.	5,854,912	1.0
		124,183,511	20.5

	Total Common Stock
	(Cost $463,041,548)	605,393,599	100.0

SHORT-TERM INVESTMENTS: 0.6%
	Mutual Funds: 0.6%
3,655,361	(2) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.290%
	(Cost $3,655,361)	3,655,361	0.6

	Total Short-Term Investments
	(Cost $3,655,361)	3,655,361	0.6

	Total Investments in Securities (Cost $466,696,909)	$609,048,960	100.6
	Liabilities in Excess of Other Assets	(3,404,943)	(0.6)
	Net Assets	$605,644,017	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of February 28, 2018.

Voya Real Estate Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2018
Asset Table
Investments, at fair value
Common Stock*	$605,393,599	$–	$–	$605,393,599
Short-Term Investments	3,655,361	–	–	3,655,361
Total Investments, at fair value	$609,048,960	$–	$–	$609,048,960

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At February 28, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $504,377,198.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$170,461,589
Gross Unrealized Depreciation	(65,789,827)

Net Unrealized Appreciation	$104,671,762

Voya SmallCap Opportunities Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.6%
		Consumer Discretionary: 15.7%
94,613		AMC Entertainment Holdings, Inc.	$1,419,195	0.1
244,229	(1),(2)	At Home Group, Inc.	7,226,736	0.5
235,170	(1)	Big Lots, Inc.	13,216,554	0.9
324,222		Boyd Gaming Corp.	11,470,974	0.8
116,290	(2)	Bright Horizons Family Solutions, Inc.	11,113,835	0.8
298,058		Camping World Holdings, Inc.	12,458,824	0.9
220,350	(1)	Cheesecake Factory	10,244,072	0.7
89,887		Childrens Place Retail Stores, Inc.	12,790,920	0.9
461,806		Dana, Inc.	12,270,186	0.9
178,320	(2)	Dave & Buster's Entertainment, Inc.	7,983,386	0.6
383,940	(2)	Del Taco Restaurants, Inc.	4,837,644	0.4
279,575	(1),(2)	Eldorado Resorts, Inc.	9,533,508	0.7
526,365		Extended Stay America, Inc.	10,543,091	0.8
122,150	(2)	Five Below, Inc.	8,165,728	0.6
128,580	(1),(2)	iRobot Corp.	8,737,011	0.6
134,904		Jack in the Box, Inc.	12,152,152	0.9
130,525		Lithia Motors, Inc.	13,560,242	1.0
267,451	(2)	Nautilus, Inc.	3,169,294	0.2
222,810		Nutri/System, Inc.	6,851,408	0.5
306,943	(2)	Planet Fitness, Inc.	11,350,752	0.8
272,428	(2)	Sotheby's	12,580,725	0.9
118,375	(2)	TopBuild Corp.	8,243,635	0.6
180,148	(2)	Universal Electronics, Inc.	8,917,326	0.6
			218,837,198	15.7

		Consumer Staples: 0.5%
184,495	(2)	Blue Buffalo Pet Products, Inc.	7,390,870	0.5

		Energy: 1.2%
392,750	(1),(2)	Carrizo Oil & Gas, Inc.	5,518,137	0.4
67,910	(2)	Dril-Quip, Inc.	3,059,346	0.2
205,113	(2)	Unit Corp.	3,929,965	0.3
186,300		US Silica Holdings, Inc.	4,823,307	0.3
			17,330,755	1.2

		Financials: 6.7%
171,741		Amerisafe, Inc.	9,617,496	0.7
652,696		Home Bancshares, Inc./Conway AR	15,005,481	1.1
195,145		Houlihan Lokey, Inc.	9,058,631	0.6
693,099	(2)	MGIC Investment Corp.	9,557,835	0.7
234,470		Moelis & Co.	11,899,352	0.9
582,361		OM Asset Management Plc	8,927,594	0.6
119,994		Pinnacle Financial Partners, Inc.	7,745,613	0.6
93,209		Primerica, Inc.	9,087,878	0.6
143,625	(2)	Texas Capital Bancshares, Inc.	12,954,975	0.9
			93,854,855	6.7

		Health Care: 23.4%
96,310	(1),(2)	Aerie Pharmaceuticals, Inc.	4,926,256	0.4
218,627	(2)	Amedisys, Inc.	12,944,905	0.9
448,640	(1),(2)	Amicus Therapeutics, Inc.	6,173,286	0.4
190,725	(2)	Array Biopharma, Inc.	3,303,357	0.2
51,760	(2)	Avexis, Inc.	6,404,265	0.5
45,785	(2)	Bluebird Bio, Inc.	9,202,785	0.7
74,920	(2)	Blueprint Medicines Corp.	6,485,075	0.5
413,010	(2)	Catalent, Inc.	17,243,167	1.2
63,141		Chemed Corp.	16,393,298	1.2
109,386	(2)	Clovis Oncology, Inc.	6,352,045	0.5
124,168	(1),(2)	Dermira, Inc.	3,192,359	0.2
242,295		Encompass Health Corp.	12,904,632	0.9
203,709	(1),(2)	Epizyme, Inc.	3,605,649	0.3
49,550	(2)	Esperion Therapeutics, Inc.	3,984,315	0.3
168,406	(2)	Exact Sciences Corp.	7,512,592	0.5
166,345	(2)	FibroGen, Inc.	9,165,610	0.7
249,724	(2)	HealthEquity, Inc.	14,379,108	1.0
116,691		Hill-Rom Holdings, Inc.	9,762,369	0.7
197,510	(2)	Insmed Inc.	4,781,717	0.3
70,880	(2)	Loxo Oncology, Inc.	7,883,274	0.6
175,071	(1),(2)	MacroGenics, Inc.	4,392,531	0.3
113,065	(2)	Magellan Health, Inc.	11,408,259	0.8
113,289	(2)	Masimo Corp.	9,916,186	0.7
226,156	(2)	Medidata Solutions, Inc.	14,849,403	1.1
290,768	(2)	Merit Medical Systems, Inc.	13,229,944	0.9
203,260	(2)	Nektar Therapeutics	17,594,186	1.3
62,546	(2)	NuVasive, Inc.	3,024,725	0.2
228,845	(2)	Omnicell, Inc.	9,989,084	0.7
122,633	(2)	Portola Pharmaceuticals, Inc.	5,189,829	0.4
170,225	(2)	PRA Health Sciences, Inc.	14,298,900	1.0
204,919	(2)	Prestige Brands Holdings, Inc.	6,926,262	0.5
118,910	(1),(2)	Prothena Corp. PLC	4,006,078	0.3
70,495	(2)	Puma Biotechnology, Inc.	4,606,848	0.3
159,153	(1),(2)	Radius Health, Inc.	6,062,138	0.4
74,370	(2)	Sage Therapeutics, Inc.	12,000,343	0.9
107,397	(2)	Sarepta Therapeutics, Inc.	6,741,310	0.5
643,144	(2)	Select Medical Holdings Corp.	11,640,906	0.8
834,477	(1),(2)	TherapeuticsMD, Inc.	4,172,385	0.3
			326,649,381	23.4

		Industrials: 16.9%
413,189		Actuant Corp.	9,379,390	0.7
94,926		Allegiant Travel Co.	15,786,194	1.1
212,694	(2)	Beacon Roofing Supply, Inc.	11,253,639	0.8
229,430		Brink's Co.	16,863,105	1.2
162,628		CIRCOR International, Inc.	7,643,516	0.5
115,328		Curtiss-Wright Corp.	15,566,973	1.1

Voya SmallCap Opportunities Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
195,531		EMCOR Group, Inc.	$14,920,971	1.1
128,614		EnPro Industries, Inc.	9,319,370	0.7
231,851		Granite Construction, Inc.	13,470,543	1.0
297,525		Healthcare Services Group, Inc.	13,516,561	1.0
239,366		Knight-Swift Transportation Holdings, Inc.	11,527,867	0.8
571,443		Knoll, Inc.	12,154,593	0.9
152,916		Korn/Ferry International	6,408,710	0.5
125,969		Lindsay Corp.	11,140,698	0.8
176,107		Matthews International Corp.	9,025,484	0.6
114,064		Regal Beloit Corp.	8,246,827	0.6
130,225	(2)	Saia, Inc.	9,460,846	0.7
181,993		Simpson Manufacturing Co., Inc.	10,067,853	0.7
69,625		Tennant Co.	4,483,850	0.3
165,713		Watts Water Technologies, Inc.	12,511,331	0.9
181,137		Woodward, Inc.	12,829,934	0.9
			235,578,255	16.9

		Information Technology: 21.5%
160,085	(1),(2)	Acacia Communications, Inc.	6,195,289	0.4
237,886	(1),(2)	Alteryx, Inc.	8,133,322	0.6
198,195	(2)	CalAmp Corp.	4,637,763	0.3
173,361	(2)	Cardlytics, Inc.	3,153,437	0.2
233,212	(1),(2)	Coupa Software, Inc.	10,401,255	0.7
311,688	(2)	Cray, Inc.	6,794,798	0.5
148,779	(2)	Ellie Mae, Inc.	13,192,234	0.9
190,435	(2)	Envestnet, Inc.	10,492,968	0.8
132,885	(2)	EPAM Systems, Inc.	15,031,951	1.1
132,471	(2)	Euronet Worldwide, Inc.	11,242,814	0.8
104,378		Fair Isaac Corp.	17,737,997	1.3
278,810	(2)	Five9, Inc.	8,464,672	0.6
148,496	(2)	Guidewire Software, Inc.	11,927,199	0.9
476,399	(2)	Integrated Device Technology, Inc.	14,453,946	1.0
201,818		j2 Global, Inc.	14,938,568	1.1
58,684		Littelfuse, Inc.	12,176,930	0.9
115,084	(2)	Microsemi Corp.	7,468,952	0.5
115,430		MKS Instruments, Inc.	12,853,130	0.9
109,885		Monolithic Power Systems, Inc.	12,863,138	0.9
308,211	(2)	Netscout Systems, Inc.	8,183,002	0.6
150,564		Power Integrations, Inc.	10,117,901	0.7
183,111	(1),(2)	Proofpoint, Inc.	19,624,006	1.4
160,314	(2)	PROS Holdings, Inc.	5,025,844	0.4
279,955	(2)	Q2 Holdings, Inc.	12,751,950	0.9
305,648	(2)	Rapid7, Inc.	8,072,164	0.6
288,640	(2)	Sanmina Corp.	7,952,032	0.6
41,655	(2)	Stamps.com, Inc.	7,958,188	0.6
103,810	(1),(2)	Trade Desk, Inc./The	5,840,351	0.4
289,575	(2)	Zendesk, Inc.	12,503,849	0.9
			300,189,650	21.5

		Materials: 5.2%
268,319		Boise Cascade Co.	10,813,256	0.8
19,800		Carpenter Technology Corp.	1,008,612	0.1
420,702		Commercial Metals Co.	10,223,058	0.7
118,510		Compass Minerals International, Inc.	7,146,153	0.5
177,866		Greif, Inc. - Class A	10,239,746	0.7
120,245		KapStone Paper and Packaging Corp.	4,195,348	0.3
136,218		Minerals Technologies, Inc.	9,358,176	0.7
230,515		PolyOne Corp.	9,522,575	0.7
223,875		Worthington Industries, Inc.	9,904,230	0.7
			72,411,154	5.2

		Real Estate: 2.9%
452,141	(2)	Americold Realty Trust	8,138,538	0.6
151,866		EastGroup Properties, Inc.	12,305,702	0.9
132,933		QTS Realty Trust, Inc.	4,289,748	0.3
246,855		Retail Opportunity Investments Corp.	4,236,032	0.3
518,307		Urban Edge Properties	11,185,065	0.8
			40,155,085	2.9

		Telecommunication Services: 1.6%
264,730	(2)	Boingo Wireless, Inc.	7,007,403	0.5
128,919		Cogent Communications Holdings, Inc.	5,524,179	0.4
1,011,250	(2)	Vonage Holdings Corp.	10,264,188	0.7
			22,795,770	1.6

	Total Common Stock
	(Cost $1,217,429,126)		1,335,192,973	95.6

EXCHANGE-TRADED FUNDS: 2.1%
157,277	(1)	iShares Russell 2000 Growth Index Fund	29,634,132	2.1

	Total Exchange-Traded Funds
	(Cost $27,279,089)		29,634,132	2.1

RIGHTS: 0.0%
		Health Care: 0.0%
59,895	(2),(3)	Dyax, Corp. - CVR	146,743	0.0

	Total Rights
	(Cost $30,214)		146,743	0.0

	Total Long-Term Investments
	(Cost $1,244,738,429)		1,364,973,848	97.7

Voya SmallCap Opportunities Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 8.3%
	Securities Lending Collateral(4): 5.6%
18,687,790	Citibank N.A., Repurchase Agreement dated 02/28/18, 1.37%, due 03/01/18 (Repurchase Amount $18,688,491, collateralized by various U.S. Government Agency Obligations, 2.539%-4.500%, Market Value plus accrued interest $19,061,546, due 02/01/26-02/01/46)	$18,687,790	1.3
6,415,610	Deutsche Bank AG, Repurchase Agreement dated 02/28/18, 1.39%, due 03/01/18 (Repurchase Amount $6,415,854, collateralized by various U.S. Government Securities, 1.213%-2.875%, Market Value plus accrued interest $6,543,923, due 01/31/19-09/09/49)	6,415,610	0.5
18,687,790	MUFG Securities America Inc., Repurchase Agreement dated 02/28/18, 1.36%, due 03/01/18 (Repurchase Amount $18,688,486, collateralized by various U.S. Government Agency Obligations, 1.915%-5.097%, Market Value plus accrued interest $19,061,546, due 08/01/19-03/01/48)	18,687,790	1.3
15,672,140	RBC Dominion Securities Inc., Repurchase Agreement dated 02/28/18, 1.35%, due 03/01/18 (Repurchase Amount $15,672,720, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $15,985,583, due 07/01/37-09/09/49)	15,672,140	1.1
19,219,347	State of Wisconsin Investment Board, Repurchase Agreement dated 02/28/18, 1.60%, due 03/01/18 (Repurchase Amount $19,220,189, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $19,663,615, due 04/15/19-02/15/47)	19,219,347	1.4
		78,682,677	5.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.7%
36,897,000	(5) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.290%
	(Cost $36,897,000)	36,897,000	2.7

	Total Short-Term Investments
	(Cost $115,579,677)	115,579,677	8.3

	Total Investments in Securities (Cost $1,360,318,106)	$1,480,553,525	106.0
	Liabilities in Excess of Other Assets	(83,938,819)	(6.0)
	Net Assets	$1,396,614,706	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of February 28, 2018.

Voya SmallCap Opportunities Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2018
Asset Table
Investments, at fair value
Common Stock*	$1,335,192,973	$–	$–	$1,335,192,973
Exchange-Traded Funds	29,634,132	–	–	29,634,132
Rights	–	–	146,743	146,743
Short-Term Investments	36,897,000	78,682,677	–	115,579,677
Total Investments, at fair value	$1,401,724,105	$78,682,677	$146,743	$1,480,553,525

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At February 28, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $1,363,614,752.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$174,167,533
Gross Unrealized Depreciation	(57,228,760)

Net Unrealized Appreciation	$116,938,773

Voya SMID Cap Growth Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.7%
		Consumer Discretionary: 15.9%
557	(1)	Big Lots, Inc.	$31,303	0.9
934		Boyd Gaming Corp.	33,045	0.9
420	(2)	Bright Horizons Family Solutions, Inc.	40,139	1.1
293	(2)	Burlington Stores, Inc.	35,934	1.0
834		Camping World Holdings, Inc.	34,861	1.0
486		Cheesecake Factory	22,594	0.6
229		Childrens Place Retail Stores, Inc.	32,587	0.9
1,158		Dana, Inc.	30,768	0.8
65		Domino's Pizza, Inc.	14,457	0.4
1,932		Extended Stay America, Inc.	38,698	1.1
382	(1),(2)	iRobot Corp.	25,957	0.7
364		Jack in the Box, Inc.	32,789	0.9
919		Leggett & Platt, Inc.	39,940	1.1
768	(2)	Lions Gate Entertainment Corp. - A	21,688	0.6
313		Lithia Motors, Inc.	32,518	0.9
763	(2)	Live Nation Entertainment, Inc.	34,182	0.9
750	(2)	Planet Fitness, Inc.	27,735	0.8
222		Vail Resorts, Inc.	45,703	1.3
			574,898	15.9

		Consumer Staples: 1.3%
588	(2)	Blue Buffalo Pet Products, Inc.	23,555	0.7
430		Energizer Holdings, Inc.	23,427	0.6
			46,982	1.3

		Energy: 1.4%
363	(2)	Dril-Quip, Inc.	16,353	0.4
2,010	(2)	QEP Resources, Inc.	17,326	0.5
1,876	(2)	Southwestern Energy Co.	6,697	0.2
369		US Silica Holdings, Inc.	9,554	0.3
			49,930	1.4

		Financials: 8.2%
525		Arthur J. Gallagher & Co.	36,283	1.0
162		Cboe Global Markets, Inc.	18,146	0.5
450		East West Bancorp, Inc.	29,497	0.8
1,428		Home Bancshares, Inc./Conway AR	32,830	0.9
754		Legg Mason, Inc.	30,092	0.8
135		MarketAxess Holdings, Inc.	27,324	0.8
669		Moelis & Co.	33,952	1.0
2,146		OM Asset Management Plc	32,898	0.9
230		Primerica, Inc.	22,425	0.6
565	(2)	Western Alliance Bancorp.	33,030	0.9
			296,477	8.2

		Health Care: 15.4%
498	(2)	Acadia Pharmaceuticals, Inc.	12,408	0.3
234	(1),(2)	Aerie Pharmaceuticals, Inc.	11,969	0.3
312	(1),(2)	Alkermes PLC	17,809	0.5
106	(2)	Avexis, Inc.	13,115	0.4
86	(2)	Bluebird Bio, Inc.	17,286	0.5
168	(2)	Charles River Laboratories International, Inc.	17,910	0.5
157		Chemed Corp.	40,762	1.1
484		Encompass Health Corp.	25,778	0.7
679	(2)	Envision Healthcare Corp.	26,141	0.7
229	(2)	Exact Sciences Corp.	10,216	0.3
555	(2)	Exelixis, Inc.	14,319	0.4
187	(2)	FibroGen, Inc.	10,304	0.3
418		Hill-Rom Holdings, Inc.	34,970	1.0
124	(2)	Loxo Oncology, Inc.	13,791	0.4
512	(2)	Medidata Solutions, Inc.	33,618	0.9
719	(2)	Merit Medical Systems, Inc.	32,714	0.9
293	(2)	Nektar Therapeutics	25,362	0.7
230	(2)	Neurocrine Biosciences, Inc.	19,419	0.5
401	(2)	PRA Health Sciences, Inc.	33,684	0.9
409	(2)	Prestige Brands Holdings, Inc.	13,824	0.4
169	(2)	Puma Biotechnology, Inc.	11,044	0.3
342	(1),(2)	Radius Health, Inc.	13,027	0.4
174		Resmed, Inc.	16,577	0.5
112	(2)	Sage Therapeutics, Inc.	18,072	0.5
180	(1),(2)	Sarepta Therapeutics, Inc.	11,299	0.3
125		Teleflex, Inc.	31,229	0.9
150	(2)	WellCare Health Plans, Inc.	29,087	0.8
			555,734	15.4

		Industrials: 18.3%
1,407		Actuant Corp.	31,939	0.9
620		Alaska Air Group, Inc.	39,990	1.1
516		Altra Industrial Motion Corp.	22,394	0.6
469	(2)	Beacon Roofing Supply, Inc.	24,815	0.7
549		Brink's Co.	40,352	1.1
514		CIRCOR International, Inc.	24,158	0.7
587	(2)	Copart, Inc.	27,477	0.8
105	(2)	CoStar Group, Inc.	35,924	1.0
335		EnPro Industries, Inc.	24,274	0.7
489		Fortune Brands Home & Security, Inc.	29,663	0.8
450		GATX Corp.	31,023	0.9
240	(2)	Genesee & Wyoming, Inc.	16,687	0.5
43		Hubbell, Inc.	5,635	0.1
225		IDEX Corp.	30,780	0.8

Voya SMID Cap Growth Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
405		Mobile Mini, Inc.	$16,990	0.5
293		Nordson Corp.	39,283	1.1
162	(2)	On Assignment, Inc.	12,424	0.3
370		Regal Beloit Corp.	26,751	0.7
373	(2)	Saia, Inc.	27,098	0.7
189		Snap-On, Inc.	30,093	0.8
662	(2)	SPX FLOW, Inc.	32,279	0.9
434		Toro Co.	27,589	0.8
466		Wabtec Corp.	37,904	1.0
368		Xylem, Inc.	27,445	0.8
			662,967	18.3

		Information Technology: 24.1%
471	(1),(2)	Acacia Communications, Inc.	18,228	0.5
1,177	(1),(2)	Advanced Micro Devices, Inc.	14,253	0.4
1,044	(2)	ARRIS International PLC	26,622	0.8
454		Avnet, Inc.	19,386	0.5
679	(2)	Black Knight, Inc.	32,354	0.9
531		Broadridge Financial Solutions, Inc. ADR	53,302	1.5
85	(2)	Coherent, Inc.	17,779	0.5
338	(2)	Ellie Mae, Inc.	29,970	0.8
235	(2)	EPAM Systems, Inc.	26,583	0.7
478	(2)	Euronet Worldwide, Inc.	40,568	1.1
240		Fair Isaac Corp.	40,786	1.1
671		Flir Systems, Inc.	32,946	0.9
451	(2)	Guidewire Software, Inc.	36,224	1.0
1,193	(2)	Integrated Device Technology, Inc.	36,196	1.0
230		LogMeIn, Inc.	26,576	0.7
417	(2)	Microsemi Corp.	27,063	0.8
201		MKS Instruments, Inc.	22,381	0.6
144		Monolithic Power Systems, Inc.	16,857	0.5
723	(2)	NCR Corp.	23,859	0.7
1,399	(2)	Nuance Communications, Inc.	22,468	0.6
416	(2)	Proofpoint, Inc.	44,583	1.2
233	(2)	PTC, Inc.	17,186	0.5
817	(2)	Q2 Holdings, Inc.	37,214	1.0
976		SS&C Technologies Holdings, Inc.	48,332	1.4
343		Total System Services, Inc.	30,167	0.8
659	(2)	Trimble, Inc.	24,996	0.7
178	(2)	Ultimate Software Group, Inc.	42,446	1.2
160		Universal Display Corp.	20,768	0.6
268	(2)	WEX, Inc.	40,079	1.1
			870,172	24.1

		Materials: 6.8%
368		Avery Dennison Corp.	43,479	1.2
622		Boise Cascade Co.	25,067	0.7
492		Carpenter Technology Corp.	25,062	0.7
423		Compass Minerals International, Inc.	25,507	0.7
686	(2)	Crown Holdings, Inc.	34,190	1.0
517		Greif, Inc. - Class A	29,764	0.8
442		Minerals Technologies, Inc.	30,365	0.8
818		PolyOne Corp.	33,792	0.9
			247,226	6.8

		Real Estate: 2.1%
1,027		CubeSmart	27,534	0.8
560		QTS Realty Trust, Inc.	18,071	0.5
1,376		Urban Edge Properties	29,694	0.8
			75,299	2.1

		Telecommunication Services: 0.6%
643	(2)	Zayo Group Holdings, Inc.	23,052	0.6

		Utilities: 0.6%
439		National Fuel Gas Co.	21,700	0.6

	Total Common Stock
	(Cost $3,155,152)		3,424,437	94.7

EXCHANGE-TRADED FUNDS: 2.5%
284	(1)	iShares Russell 2000 Growth Index Fund	53,511	1.5
297	(1)	iShares Russell Midcap Growth Index Fund	36,644	1.0

	Total Exchange-Traded Funds
	(Cost $80,759)		90,155	2.5

	Total Long-Term Investments
	(Cost $3,235,911)		3,514,592	97.2

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.6%
		Securities Lending Collateral(3): 5.4%
195,270		Deutsche Bank AG, Repurchase Agreement dated 02/28/18, 1.39%, due 03/01/18 (Repurchase Amount $195,277, collateralized by various U.S. Government Securities, 1.213%-2.875%, Market Value plus accrued interest $199,175, due 01/31/19-09/09/49)
		(Cost $195,270)	195,270	5.4

Voya SMID Cap Growth Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.2%
81,000	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.290%
	(Cost $81,000)	$81,000	2.2

	Total Short-Term Investments
	(Cost $276,270)	276,270	7.6

	Total Investments in Securities (Cost $3,512,181)	$3,790,862	104.8
	Liabilities in Excess of Other Assets	(173,131)	(4.8)
	Net Assets	$3,617,731	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of February 28, 2018.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2018
Asset Table
Investments, at fair value
Common Stock*	$3,424,437	$–	$–	$3,424,437
Exchange-Traded Funds	90,155	–	–	90,155
Short-Term Investments	81,000	195,270	–	276,270
Total Investments, at fair value	$3,595,592	$195,270	$–	$3,790,862

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At February 28, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $3,516,645.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$416,624
Gross Unrealized Depreciation	(142,407)

Net Unrealized Appreciation	$274,217

Voya U.S. High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.5%
		Consumer Discretionary: 12.4%
1,840		Best Buy Co., Inc.	$133,290	0.7
1,999		Carnival Corp.	133,753	0.7
1,361		Darden Restaurants, Inc.	125,471	0.6
3,272		Extended Stay America, Inc.	65,538	0.3
3,999		H&R Block, Inc.	101,295	0.5
1,642		Home Depot, Inc.	299,287	1.5
1,699		Kohl's Corp.	112,287	0.5
1,304		McDonald's Corp.	205,693	1.0
1,410		Omnicom Group	107,484	0.5
3,138		Service Corp. International	117,455	0.6
1,768	(1)	Six Flags Entertainment Corp.	113,311	0.6
2,823		Starbucks Corp.	161,193	0.8
2,262		Target Corp.	170,577	0.8
1,842		Time Warner, Inc.	171,232	0.8
1,961		TJX Cos., Inc.	162,136	0.8
558		Vail Resorts, Inc.	114,876	0.6
2,136		Walt Disney Co.	220,350	1.1
			2,515,228	12.4

		Consumer Staples: 8.0%
2,886		Altria Group, Inc.	181,674	0.9
4,892		Coca-Cola Co.	211,432	1.0
2,054		CVS Health Corp.	139,117	0.7
1,714		Kellogg Co.	113,467	0.5
1,031		Kimberly-Clark Corp.	114,358	0.6
1,989		PepsiCo, Inc.	218,253	1.1
2,307		Philip Morris International, Inc.	238,890	1.2
3,054		Procter & Gamble Co.	239,800	1.2
882		Walgreens Boots Alliance, Inc.	60,761	0.3
1,161		Walmart, Inc.	104,502	0.5
			1,622,254	8.0

		Energy: 5.8%
2,392		Chevron Corp.	267,713	1.3
4,616		Exxon Mobil Corp.	349,616	1.7
1,898		Marathon Petroleum Corp.	121,586	0.6
2,291		Occidental Petroleum Corp.	150,289	0.8
1,626		Phillips 66	146,942	0.7
1,563		Valero Energy Corp.	141,326	0.7
			1,177,472	5.8

		Financials: 15.3%
610		Aflac, Inc.	54,217	0.3
5,825		AGNC Investment Corp.	104,500	0.5
1,811		American Express Co.	176,591	0.9
3,414		Assured Guaranty Ltd.	118,056	0.6
1,026		Bank of Hawaii Corp.	84,142	0.4
798		Erie Indemnity Co.	92,305	0.4
284		Everest Re Group Ltd.	68,228	0.3
615		Factset Research Systems, Inc.	124,956	0.6
3,739		Federated Investors, Inc.	121,817	0.6
2,351		First American Financial Corp.	136,428	0.7
3,049		First Hawaiian, Inc.	84,732	0.4
3,302		JPMorgan Chase & Co.	381,381	1.9
3,151		Keycorp	66,581	0.3
2,304		Lazard Ltd.	124,347	0.6
8,593		MFA Financial, Inc.	61,182	0.3
1,287		Morningstar, Inc.	120,270	0.6
6,289		New Residential Investment Corp.	101,441	0.5
4,977		Old Republic International Corp.	99,689	0.5
375		S&P Global, Inc.	71,925	0.3
2,395		Starwood Property Trust, Inc.	48,499	0.2
1,252		T. Rowe Price Group, Inc.	140,099	0.7
963		Travelers Cos., Inc.	133,857	0.7
7,006		Two Harbors Investment Corp.	102,918	0.5
3,287		US Bancorp	178,681	0.9
5,504		Wells Fargo & Co.	321,489	1.6
			3,118,331	15.3

		Health Care: 12.4%
3,206		Abbott Laboratories	193,418	0.9
1,175		Amgen, Inc.	215,930	1.1
226		Anthem, Inc.	53,196	0.3
2,324		Baxter International, Inc.	157,544	0.8
681		Becton Dickinson & Co.	151,196	0.7
2,092		Eli Lilly & Co.	161,126	0.8
2,456		Gilead Sciences, Inc.	193,361	0.9
553		Humana, Inc.	150,316	0.7
3,053		Johnson & Johnson	396,524	2.0
7,800		Pfizer, Inc.	283,218	1.4
1,071		Quest Diagnostics, Inc.	110,366	0.5
1,337		UnitedHealth Group, Inc.	302,376	1.5
1,935		Zoetis, Inc.	156,464	0.8
			2,525,035	12.4

		Industrials: 10.0%
961		3M Co.	226,325	1.1
255		Boeing Co.	92,364	0.5
1,038		Carlisle Cos., Inc.	106,821	0.5
809		Copa Holdings S.A.- Class A	110,000	0.5
1,710		Expeditors International Washington, Inc.	111,082	0.6
272		General Dynamics Corp.	60,506	0.3
1,355		Honeywell International, Inc.	204,754	1.0
559		Lockheed Martin Corp.	197,014	1.0
534		Northrop Grumman Corp.	186,921	0.9
862		Raytheon Co.	187,494	0.9
1,718		Republic Services, Inc.	115,415	0.6
1,293		United Technologies Corp.	174,219	0.9

Voya U.S. High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
1,701	Waste Management, Inc.	$146,830	0.7
639	Watsco, Inc.	105,671	0.5
		2,025,416	10.0

	Information Technology: 23.8%
1,288	Accenture PLC	207,381	1.0
363	Alliance Data Systems Corp.	87,468	0.4
1,698	Amdocs Ltd.	111,711	0.6
1,507	Amphenol Corp.	137,725	0.7
1,893	Apple, Inc.	337,181	1.7
1,546	Broadridge Financial Solutions, Inc. ADR	155,187	0.8
3,587	CA, Inc.	125,904	0.6
7,455	Cisco Systems, Inc.	333,835	1.7
1,406	DXC Technology Co.	144,171	0.7
1,383	Fidelity National Information Services, Inc.	134,400	0.7
2,161	Flir Systems, Inc.	106,105	0.5
3,771	Genpact Ltd.	118,296	0.6
6,922	HP, Inc.	161,906	0.8
6,470	Intel Corp.	318,906	1.6
1,337	International Business Machines Corp.	208,345	1.0
4,396	Jabil, Inc.	119,088	0.6
1,103	Jack Henry & Associates, Inc.	129,382	0.6
2,437	Maxim Integrated Products	148,511	0.7
7,221	Microsoft Corp.	677,113	3.3
1,184	Motorola Solutions, Inc.	125,682	0.6
4,521	Oracle Corp.	229,079	1.1
1,838	Paychex, Inc.	119,709	0.6
1,998	Texas Instruments, Inc.	216,483	1.1
1,437	Western Digital Corp.	125,076	0.6
6,310	Western Union Co.	125,064	0.6
1,758	Xilinx, Inc.	125,258	0.6
		4,828,966	23.8

	Materials: 2.8%
311	Air Products & Chemicals, Inc.	50,006	0.3
1,213	Aptargroup, Inc.	108,466	0.5
1,220	Avery Dennison Corp.	144,143	0.7
2,283	Bemis Co., Inc.	100,658	0.5
1,311	Monsanto Co.	161,738	0.8
		565,011	2.8

	Real Estate: 4.0%
5,336	Apple Hospitality REIT, Inc.	90,659	0.5
4,651	Colony NorthStar, Inc.	36,185	0.2
4,404	Duke Realty Corp.	109,087	0.6
1,177	EPR Properties	67,831	0.3
3,209	Gaming and Leisure Properties, Inc.	106,731	0.5
2,033	Highwoods Properties, Inc.	87,439	0.4
1,357	Iron Mountain, Inc.	42,691	0.2
3,216	Realogy Holdings Corp.	82,169	0.4
1,647	Welltower, Inc.	86,467	0.4
1,689	WP Carey, Inc.	101,205	0.5
		810,464	4.0

	Telecommunication Services: 1.3%
7,573	AT&T, Inc.	274,900	1.3

	Utilities: 3.7%
11,000	AES Corp.	119,570	0.6
2,098	Ameren Corp.	113,921	0.6
4,314	Centerpoint Energy, Inc.	116,694	0.6
1,456	Consolidated Edison, Inc.	109,040	0.5
2,638	FirstEnergy Corp.	85,286	0.4
1,556	PG&E Corp.	63,936	0.3
907	WEC Energy Group, Inc.	54,347	0.3
1,898	Westar Energy, Inc.	92,490	0.4
		755,284	3.7

	Total Common Stock
	(Cost $17,916,878)	20,218,361	99.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.2%
	Securities Lending Collateral(2): 0.6%
122,487	Deutsche Bank AG, Repurchase Agreement dated 02/28/18, 1.39%, due 03/01/18 (Repurchase Amount $122,492, collateralized by various U.S. Government Securities, 1.213%-2.875%, Market Value plus accrued interest $124,937, due 01/31/19-09/09/49)
	(Cost $122,487)	122,487	0.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.6%
115,000	(3) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.290%
	(Cost $115,000)	115,000	0.6

	Total Short-Term Investments
	(Cost $237,487)	237,487	1.2

	Total Investments in Securities (Cost $18,154,365)	$20,455,848	100.7
	Liabilities in Excess of Other Assets	(147,039)	(0.7)
	Net Assets	$20,308,809	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Security, or a portion of the security, is on loan.
(2)	Represents securities purchased with cash collateral received for securities on loan.
(3)	Rate shown is the 7-day yield as of February 28, 2018.

Voya U.S. High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2018
Asset Table
Investments, at fair value
Common Stock*	$20,218,361	$–	$–	$20,218,361
Short-Term Investments	115,000	122,487	–	237,487
Total Investments, at fair value	$20,333,361	$122,487	$–	$20,455,848

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At February 28, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $18,158,544.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$2,781,359
Gross Unrealized Depreciation	(484,055)

Net Unrealized Appreciation	$2,297,304

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Equity Trust

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	April 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	April 24, 2018

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	April 24, 2018